Trading assets	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Trading assets

11	Trading assets

	2022	2021
	$m	$m
Treasury and other eligible bills	22,897	23,110
Debt securities	78,126	89,944
Equity securities	88,026	109,614
Trading securities	189,049	222,668
Loans and advances to banks[1]	8,769	7,767
Loans and advances to customers[1]	20,275	18,407
Year ended 31 Dec	218,093	248,842
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.